CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class B Ordinary Shares Common Stock	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance (in shares) at Jan. 23, 2020	0
Beginning Balance at Jan. 23, 2020	$ 0		$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor (in shares)	25,000,000
Issuance of Class B ordinary shares to Sponsor	$ 2,500		22,500		25,000
Net income (loss)				(13,845)	(13,845)
Ending Balance (in shares) at Dec. 31, 2020	25,000,000
Ending Balance at Dec. 31, 2020	$ 2,500		22,500	(13,845)	11,155
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount			$ (22,500)	(84,494,894)	(84,517,394)
Net income (loss)				15,849,072	15,849,072
Ending Balance (in shares) at Dec. 31, 2021	25,000,000	25,000,000
Ending Balance at Dec. 31, 2021	$ 2,500			(68,659,667)	(68,657,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount				(13,282,491)	(13,282,491)
Net income (loss)				20,983,590	20,983,590
Ending Balance (in shares) at Dec. 31, 2022	25,000,000	25,000,000
Ending Balance at Dec. 31, 2022	$ 2,500			$ (60,958,568)	$ (60,956,068)